Pro Forma Share Capital: Schedule of authorized unlimited common shares (Tables)	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Schedule of authorized unlimited common shares

	Note	Number of Shares	Par Value	Additional Paid-In Capital

Opening balance of Magellan		75,880,548	$ 75,881	$ 1,825,403

Common stock of the SDA Mill	4(a)	26,574,000	3,324,623	-
Shares issued to acquire the SDA Mill	4(a)	14,200,834	14,201	411,824
Elimination of pre-acquisition share capital amounts of SDA Mill	4(d)	(26,574,000)	(3,324,623)	-

Pro Forma Share Capital		90,081,382	$ 90,082	$ 2,237,227